Other financial assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other financial assets
Derivative financial instruments- current	$ 111	$ 134
Loans - Related parties - Current		195
Total other financial assets - Current	111	329
Restricted cash-noncurrent	117	38
Derivative financial instruments - Non-Current	20	66
Investments in equity securities -Non- Current	6	757
Loans - Related parties - Non Current		923
Total other financial assets - Non-Current	143	1,784
Other financial liabilities
Derivative financial instruments - Current	243	328
Loans - Related parties Current		490
Other financial liabilities - Related parties - Current	393	235
Liabilities related to the concession grant-Current	760	209
Contract liability - Current	566	644
Total other financial liabilities - Current	1,962	1,906
Derivative financial instruments - Non-Current	592	689
Loans - Related parties - Non-Current		895
Financial guarantees provided -Non current	542	877
Liabilities related to the concession grant-Non current	1,437	2,103
Total other financial liabilities - Non-Current	2,571	$ 4,564
Boston Electrometallurgical Company
Other financial assets
Investments in equity securities -Non- Current	$ 6
Other financial liabilities
% Noncontrolling interest	3.24%